UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2007

Date of reporting period: 09/30/2006

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS, INC.
VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

COMMON STOCK - (88.77%)	Shares	Value

AGRICULTURE - (2.82%)
Loews Corp. - Carolina Group	257	$ 14,235

AIRLINES - (7.16%)
Pinnacle Airlines Corp. *	2,513	18,621
World Air Holdings, Inc. *	1,946	17,514
		36,135

APPAREL - (13.71%)
Bakers Footwear Group, Inc. *	1,368	18,044
Footstar, Inc. *	3,450	17,768
RG Barry Corp. *	2,360	15,576
Wet Seal, Inc. *	2,906	17,843
		69,231

CHEMICALS - (6.33%)
Ciba Specialty Chemicals AG - ADR	573	17,310
Pioneer Cos., Inc. *	598	14,657
		31,967

COAL - (2.60%)
Fording Canadian Coal Trust	495	13,132

COMMERCIAL SERVICES - (2.55%)
Escala Group, Inc. *	2,370	12,893

COMPUTERS & COMPUTER SERVICES - (1.04%)
Patriot Scientific Corp. *	6,257	5,256

ELECTRICAL COMPONENTS & EQUIPMENT - (2.74%)
Encore Wire Corp. *	392	13,834

FINANCIAL SERVICES - (3.32%)
Calamos Asset Management, Inc.	572	16,771

HEALTHCARE PRODUCTS - (3.33%)
Respironics, Inc. *	436	16,834

HOME BUILDERS - (6.39%)
Meritage Homes Corp. *	377	15,687
NVR, Inc. *	31	16,585
		32,272

INTERNET SERVICE & SOFTWARE- (7.35%)
i2 Technologies, Inc. *	1,107	20,734
Imergent, Inc. *	1,158	16,363
		37,097

LEISURE & RECREATION - (2.80%)
Aldila, Inc.	916	14,152

MACHINERY - (3.03%)
Gencor Industries, Inc. *	1,652	$ 15,281

MINING - (2.89%)
Freeport-McMoRan Copper & Gold, Inc.	274	14,593

MISCELLANEOUS MANUFACTURING - (6.00%)
Freightcar America, Inc.	281	14,893
PW Eagle, Inc.	513	15,395
		30,288
OIL & GAS - (14.71%)
Chaparral Resources, Inc. *	2,689	15,650
Exxon Mobil Corp.	83	5,569
Norsk Hydro ASA - ADR	547	12,313
Patterson-UTI Energy, Inc.	529	12,569
Pengrowth Energy Trust	649	12,734
Repsol YPF SA - ADR	518	15,452
		74,287

TOTAL COMMON STOCK (Cost $434,190)		448,258

SHORT-TERM INVESTMENTS - (9.90%)
Fidelity Institutional Money Market Funds - Government Portfolio, 5.16% **	25,000	25,000
Huntington National Bank Money Market IV, 4.44% **	25,000	25,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,000)		50,000

TOTAL INVESTMENTS (Cost $484,190) - 98.67%		$ 498,258
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.33%		6,702
NET ASSETS - 100%		$ 504,960

* Non-income producing security.
** Rate shown represents the rate at September 30, 2006, is subject to change and resets daily.
ADR American Depositary Receipt

The following information for the Catalyst Value Fund is presented on an income tax basis as of September 30, 2006:

Cost of Investments		484,190
Gross Unrealized Appreciation		28,501
Gross Unrealized Depreciation		(14,433)
Net Unrealized Appreciation		14,068

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Corporation’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 20, 2006

By:  /s/

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   November 20, 2006